Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 112,071
Balance at end of year	115,160	$ 112,071
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	25,434	24,363
Balance at end of year	$ 25,373	$ 25,434
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.7	1.0
Purchase of shares, Number of shares	139.1	94.9
Sale of shares, Number of shares	(139.6)	(95.2)
Ending balance, Number of shares	0.2	0.7
Balance at beginning of year	$ (64)	$ (91)
Purchase of shares, Amount	(11,209)	(7,959)
Sale of shares, Amount	11,256	7,986
Balance at end of year	(17)	(64)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	10,853	11,253
Balance at end of year	$ 10,888	$ 10,853
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.1
Purchase of shares, Number of shares	6.6	3.7
Sale of shares, Number of shares	(6.5)	(3.7)
Ending balance, Number of shares	0.2	0.1
Balance at beginning of year	$ (65)	$ (7)
Purchase of shares and other equity instruments	(625)	(590)
Sale of shares and other equity instruments	672	532
Balance at end of year	$ (18)	$ (65)